Pensions and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of defined benefit plans	The assumptions are reviewed by management at the end of each year and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate for plan liabilities	1.4	2.1	2.9	2.2	3.1	4.1	1.0	1.3	2.0
Rate of increase in salaries	3.6	3.4	3.8	4.1	3.9	3.9	2.9	3.1	3.1
Rate of increase for pensions in payment	2.8	2.7	3.0	—	—	—	1.3	1.5	1.5
Rate of increase in deferred pensions	2.8	2.7	3.0	—	—	—	0.5	0.5	0.5
Inflation for plan liabilities	2.9	2.7	3.1	1.7	1.5	1.5	1.5	1.7	1.7
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate for plan service cost	2.1	3.0	2.6	3.2	4.2	3.6	1.8	2.5	2.4
Discount rate for plan other finance expense	2.1	2.9	2.5	3.1	4.1	3.5	1.3	2.0	1.9
Inflation for plan service cost	2.6	3.1	3.1	1.5	1.5	1.7	1.7	1.7	1.6
bp’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Life expectancy at age 60 for a male currently aged 60	26.9	27.3	27.4	24.7	24.9	25.1	25.7	25.7	25.6
Life expectancy at age 60 for a male currently aged 40	28.4	28.9	28.9	26.4	26.7	26.9	28.2	28.3	28.1
Life expectancy at age 60 for a female currently aged 60	28.8	28.7	28.8	27.7	28.0	28.5	29.0	29.1	29.0
Life expectancy at age 60 for a female currently aged 40	30.4	30.5	30.6	29.2	29.7	30.1	31.2	31.2	31.2

Disclosure of fair value of plan assets
The current asset allocation policy for the major plans at 31 December 2020 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	17	40
Bonds/cash (including LDI)	76	60
Property/real estate	7	—
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 201.
24. Pensions and other post-retirement benefits – continued

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2020
Listed equities – developed markets	5,008	1,112	542	318	6,980
– emerging markets	418	115	68	70	671
Private equity[c]	2,899	1,604	—	4	4,507
Government issued nominal bonds[d]	4,303	1,839	1,111	616	7,869
Government issued index-linked bonds[d]	24,576	—	107	—	24,683
Corporate bonds[d]	8,906	2,398	587	279	12,170
Property[e]	2,553	—	110	28	2,691
Cash	1,392	267	51	163	1,873
Other	795	131	104	30	1,060
Debt (repurchase agreements) used to fund liability driven investments	(9,387)	—	—	—	(9,387)
	41,463	7,466	2,680	1,508	53,117
At 31 December 2019
Listed equities – developed markets	6,285	1,290	495	371	8,441
– emerging markets	1,096	124	61	64	1,345
Private equity[c]	2,675	1,474	—	3	4,152
Government issued nominal bonds[d]	4,884	2,100	959	572	8,515
Government issued index-linked bonds[d]	19,462	—	100	—	19,562
Corporate bonds[d]	6,132	2,304	569	256	9,261
Property[e]	2,507	—	96	27	2,630
Cash	426	289	33	93	841
Other	98	74	30	26	228
Debt (repurchase agreements) used to fund liability driven investments	(7,436)	—	—	—	(7,436)
	36,129	7,655	2,343	1,412	47,539
At 31 December 2018
Listed equities – developed markets	5,191	1,238	413	306	7,148
– emerging markets	950	63	65	56	1,134
Private equity[c]	2,792	1,495	—	4	4,291
Government issued nominal bonds[d]	4,263	2,072	895	533	7,763
Government issued index-linked bonds[d]	17,491	—	102	—	17,593
Corporate bonds[d]	4,606	2,184	506	243	7,539
Property[e]	2,311	6	57	25	2,399
Cash	376	73	42	83	574
Other	116	64	32	40	252
Debt (repurchase agreements) used to fund liability driven investments	(6,011)	—	—	—	(6,011)
	32,085	7,195	2,112	1,290	42,682
[a]    Bonds held by the UK pension plans are denominated in sterling. Property held by the UK pension plans is in the United Kingdom.
[b]    Bonds held by the US pension plans are denominated in US dollars.
[c] Private equity is valued at fair value based on the most recent transaction price or third-party net asset, revenue or earnings based valuations that generally result in the use of significant unobservable inputs.
[d] Bonds held by pension plans are valued using quoted prices in active markets.
[e] Properties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party professional valuers that generally result in the use of significant unobservable inputs.

Disclosure of net defined benefit liability (asset)

					$ million
					2020
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	250	292	103	38	683
Past service cost[b]	(48)	(66)	12	(20)	(122)
Settlement[b]	—	(23)	10	(1)	(14)
Operating charge relating to defined benefit plans	202	203	125	17	547
Payments to defined contribution plans	49	183	2	38	272
Total operating charge	251	386	127	55	819
Interest income on plan assets[a]	(725)	(210)	(33)	(40)	(1,008)
Interest on plan liabilities	596	289	97	59	1,041
Other finance (income) expense	(129)	79	64	19	33
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	4,108	1,041	104	38	5,291
Change in financial assumptions underlying the present value of the plan liabilities	(4,207)	(1,178)	(143)	(42)	(5,570)
Change in demographic assumptions underlying the present value of the plan liabilities	585	29	56	(4)	666
Experience gains and losses arising on the plan liabilities	54	(101)	(178)	8	(217)
Remeasurements recognized in other comprehensive income	540	(209)	(161)	—	170
Movements in benefit obligation during the year
Benefit obligation at 1 January	29,780	10,119	7,353	1,826	49,078
Exchange adjustments	1,303	—	720	64	2,087
Operating charge relating to defined benefit plans	202	203	125	17	547
Interest cost	596	289	97	59	1,041
Contributions by plan participants[c]	21	—	2	11	34
Benefit payments (funded plans)[d]	(1,291)	(1,441)	(81)	(86)	(2,899)
Benefit payments (unfunded plans)[d]	(8)	(197)	(265)	(34)	(504)
Reclassified as assets held for sale	—	(1)	(55)	—	(56)
Disposals	—	(35)	—	—	(35)
Remeasurements	3,568	1,250	265	38	5,121
Benefit obligation at 31 Decembera e	34,171	10,187	8,161	1,895	54,414
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	36,129	7,655	2,343	1,412	47,539
Exchange adjustments	1,582	—	235	64	1,881
Interest income on plan assets[a] [f]	725	210	33	40	1,008
Contributions by plan participants[c]	21	—	2	11	34
Contributions by employers (funded plans)	189	8	99	29	325
Benefit payments (funded plans)[d]	(1,291)	(1,441)	(81)	(86)	(2,899)
Reclassified as assets held for sale	—	(7)	(55)	—	(62)
Remeasurements[f]	4,108	1,041	104	38	5,291
Fair value of plan assets at 31 December[g]	41,463	7,466	2,680	1,508	53,117
Surplus (deficit) at 31 December	7,292	(2,721)	(5,481)	(387)	(1,297)
Represented by
Asset recognized	7,567	269	59	62	7,957
Liability recognized	(275)	(2,990)	(5,540)	(449)	(9,254)
	7,292	(2,721)	(5,481)	(387)	(1,297)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	7,564	269	(109)	(58)	7,666
Unfunded	(272)	(2,990)	(5,372)	(329)	(8,963)
	7,292	(2,721)	(5,481)	(387)	(1,297)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(33,899)	(7,197)	(2,789)	(1,566)	(45,451)
Unfunded	(272)	(2,990)	(5,372)	(329)	(8,963)
	(34,171)	(10,187)	(8,161)	(1,895)	(54,414)
[a]    The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
[b]    Past service credits represent curtailment gains arising from restructuring programmes in the UK, US and other countries, whilst past service costs and settlements in the Eurozone represent charges for special termination benefits reflecting the increased liability arising as a result of early retirements. Settlement costs in the US resulted from a pension risk transfer to an external carrier for a group of small benefit retirees.
[c]    Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.
[d]    The benefit payments amount shown above comprises $2,935 million benefits and $428 million settlements, plus $40 million of plan expenses incurred in the administration of the benefit.
[e]    The benefit obligation for the US is made up of $7,728 million for pension liabilities and $2,459 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $5,060 million for pension liabilities in Germany which is largely unfunded.
[f]    The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
[g]    The fair value of plan assets includes borrowings related to the LDI programme as described on page 199.
24. Pensions and other post-retirement benefits – continued

					$ million
					2019
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	227	263	81	38	609
Past service cost[b]	2	—	5	(1)	6
Settlement[b]	—	(13)	8	—	(5)
Operating charge relating to defined benefit plans	229	250	94	37	610
Payments to defined contribution plans	42	188	7	38	275
Total operating charge	271	438	101	75	885
Interest income on plan assets[a]	(909)	(285)	(43)	(46)	(1,283)
Interest on plan liabilities	757	387	133	69	1,346
Other finance (income) expense	(152)	102	90	23	63
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,945	1,079	220	97	4,341
Change in financial assumptions underlying the present value of the plan liabilities	(2,294)	(1,036)	(748)	(92)	(4,170)
Change in demographic assumptions underlying the present value of the plan liabilities	136	91	3	(4)	226
Experience gains and losses arising on the plan liabilities	(57)	(22)	6	4	(69)
Remeasurements recognized in other comprehensive income	730	112	(519)	5	328
Movements in benefit obligation during the year
Benefit obligation at 1 January	26,830	9,696	6,906	1,686	45,118
Exchange adjustments	942	—	(142)	26	826
Operating charge relating to defined benefit plans	229	250	94	37	610
Interest cost	757	387	133	69	1,346
Contributions by plan participants[c]	20	—	2	6	28
Benefit payments (funded plans)[d]	(1,207)	(830)	(76)	(75)	(2,188)
Benefit payments (unfunded plans)[d]	(6)	(205)	(273)	(15)	(499)
Reclassified as assets held for sale	—	(146)	—	—	(146)
Disposals	—	—	(30)	—	(30)
Remeasurements	2,215	967	739	92	4,013
Benefit obligation at 31 Decembera e	29,780	10,119	7,353	1,826	49,078
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	32,085	7,195	2,112	1,290	42,682
Exchange adjustments	1,141	—	(43)	24	1,122
Interest income on plan assets[a] [f]	909	285	43	46	1,283
Contributions by plan participants[c]	20	—	2	6	28
Contributions by employers (funded plans)	236	4	85	24	349
Benefit payments (funded plans)[d]	(1,207)	(830)	(76)	(75)	(2,188)
Reclassified as assets held for sale	—	(78)	—	—	(78)
Remeasurements[f]	2,945	1,079	220	97	4,341
Fair value of plan assets at 31 December[g]	36,129	7,655	2,343	1,412	47,539
Surplus (deficit) at 31 December	6,349	(2,464)	(5,010)	(414)	(1,539)
Represented by
Asset recognized	6,588	387	27	51	7,053
Liability recognized	(239)	(2,851)	(5,037)	(465)	(8,592)
	6,349	(2,464)	(5,010)	(414)	(1,539)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	6,588	387	(136)	(87)	6,752
Unfunded	(239)	(2,851)	(4,874)	(327)	(8,291)
	6,349	(2,464)	(5,010)	(414)	(1,539)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(29,541)	(7,268)	(2,479)	(1,499)	(40,787)
Unfunded	(239)	(2,851)	(4,874)	(327)	(8,291)
	(29,780)	(10,119)	(7,353)	(1,826)	(49,078)
[a]    The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
[b]    Past service costs and settlements have arisen from restructuring programmes and represent charges for special termination benefits reflecting the increased liability arising as a result of early retirements. Settlements in the US are the result of a buy-out transaction for the pensions of a group of low value annuitants.
[c]    Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.
[d]    The benefit payments amount shown above comprises $2,304 million benefits and $346 million settlements, plus $37 million of plan expenses incurred in the administration of the benefit.
[e]    The benefit obligation for the US is made up of $7,789 million for pension liabilities and $2,330 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,567 million for pension liabilities in Germany which is largely unfunded.
[f]    The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.
[g]    The fair value of plan assets includes borrowings related to the LDI programme as described on page 199.
24. Pensions and other post-retirement benefits – continued

					$ million
					2018
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit or loss
Current service cost[a]	295	299	84	43	721
Past service cost[b]	15	—	9	4	28
Settlement	—	—	17	—	17
Operating charge relating to defined benefit plans	310	299	110	47	766
Payments to defined contribution plans	38	178	5	40	261
Total operating charge	348	477	115	87	1,027
Interest income on plan assets[a]	(868)	(262)	(44)	(45)	(1,219)
Interest on plan liabilities	774	369	136	67	1,346
Other finance (income) expense	(94)	107	92	22	127
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(722)	(256)	(69)	(36)	(1,083)
Change in financial assumptions underlying the present value of the plan liabilities	1,770	945	14	65	2,794
Change in demographic assumptions underlying the present value of the plan liabilities	123	(9)	(42)	7	79
Experience gains and losses arising on the plan liabilities	520	41	(43)	9	527
Remeasurements recognized in other comprehensive income	1,691	721	(140)	45	2,317
[a] The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
b Past service costs have arisen from restructuring programmes and represent charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.
Disclosure of sensitivity analysis for actuarial assumptions	A one-percentage point change, in isolation, in certain assumptions as at 31 December 2020 for the group’s pensions and other post-retirement benefit expense would have had the effects shown in the tables below. The effects shown for the expense in 2021 comprise the total of current service cost and net finance income or expense.

						$ million
					One percentage point
	UK		US		Eurozone
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate[a]
Effect on expense in 2021	(274)	198	(51)	36	(2)	(11)
Effect on obligation at 31 December 2020	(5,658)	7,690	(1,272)	1,556	(1,149)	1,452
Inflation rate[b]
Effect on expense in 2021	145	(116)	10	(8)	35	(28)
Effect on obligation at 31 December 2020	5,337	(4,482)	66	(55)	1,025	(870)
Salary growth
Effect on expense in 2021	31	(27)	12	(10)	7	(7)
Effect on obligation at 31 December 2020	670	(585)	82	(69)	91	(89)
[a]    The amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.
[b]    The amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.

Disclosure of additional information about defined benefit plans [text block]

			$ million
		One year increase
	UK	US	Eurozone
Longevity
Effect on expense in 2021	28	5	8
Effect on obligation at 31 December 2020	1,406	150	333

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, up until 2030 and the weighted average duration of the defined benefit obligations at 31 December 2020 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2021	1,072	1,568	357	112	3,109
2022	1,086	612	346	109	2,153
2023	1,120	593	339	107	2,159
2024	1,141	575	332	108	2,156
2025	1,135	583	328	107	2,153
2026-2030	5,939	2,696	1,521	528	10,684
					Years
Weighted average duration	19.2	13.8	16.1	12.7